Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,812,500.00
Previously Paid Amount	0.00
Total Fee Amount	18,893.81
Total Offset Amount	0.00
Net Fee	$ 18,893.81
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A